Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Trading Symbol	TGP
Entity Registrant Name	Teekay LNG Partners L.P.
Entity Central Index Key	0001308106
Current Fiscal Year End Date	--12-31